Leases (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Borrowing rate	8.00%		8.00%
Operating leases term	3 years 7 months 17 days		3 years 11 months 1 day
Weighted-average discount rate	8.00%		8.00%
Amortization expense	$ 16,977	$ 0	$ 1,299	$ 0
Cash lease payments	16,977	0	1,522	0
Financing lease right-of-use asset	155,140		64,416	0
Financing lease liability	38,559		14,327	0
Operating lease liability, current	24,761		62,113	39,148
Operating leases expense	39,740	24,352	47,612	31,266
Operating lease right-of-use asset	24,761		62,113	49,432
Operating lease liability, non current	0		0	10,283
Financing lease liability, non current	$ 116,881		48,946	0
Property Subject To Financing Lease [Member]
Operating lease liability, current			$ 48,946	0
Property Subject to Operating Lease [Member]
Borrowing rate	8.00%		8.00%
Operating leases term	5 months 1 day		9 months 21 days
Weighted-average discount rate	8.00%		8.00%
Cash lease payments	$ 39,740	$ 24,352	$ 47,612	$ 31,266